NOTE 9 - CONVERTIBLE NOTES - Schedule of Conversions Continued (Details) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020	Oct. 06, 2020	Oct. 01, 2020	Sep. 25, 2020	Sep. 22, 2020	Sep. 09, 2020	Sep. 08, 2020	Sep. 01, 2020
Short-Term Debt [Line Items]
Conversion of Stock, Amount Converted		$ (183,752)	$ 183,752	$ 309,894
Interest on Convertible Debt, Net of Tax			8,538
Debt Instrument, Face Amount				$ 697,500
East Capital Conversion One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Call Date, Earliest		Sep. 08, 2020
Certain Loans Acquired in Transfer Accounted for as Held-to-Maturity Debt Securities, Acquired During Period, at Acquisition, at Fair Value										$ 26,600
Conversion of Stock, Amount Converted		$ 13,300
Interest on Convertible Debt, Net of Tax		250
[custom:MFNPrincipalBalance-0]
Debt Conversion, Converted Instrument, Amount		13,550
Clearance Fees
Certain Loans Acquired in Transfer Accounted for as Available-for-Sale Debt Securities, Outstanding Balance										$ 13,300
Debt Instrument, Convertible, Conversion Price										$ 0.01020
Debt Conversion, Converted Instrument, Shares Issued		1,328,431
East Capital Conversion Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Call Date, Earliest		Sep. 25, 2020
Certain Loans Acquired in Transfer Accounted for as Held-to-Maturity Debt Securities, Acquired During Period, at Acquisition, at Fair Value							$ 13,300
Conversion of Stock, Amount Converted		$ 13,300
Interest on Convertible Debt, Net of Tax		129
[custom:MFNPrincipalBalance-0]
Debt Conversion, Converted Instrument, Amount		13,429
Clearance Fees
Certain Loans Acquired in Transfer Accounted for as Available-for-Sale Debt Securities, Outstanding Balance
Debt Instrument, Convertible, Conversion Price							$ 0.00960
Debt Conversion, Converted Instrument, Shares Issued		1,398,854
Mobile application product [Member]
Short-Term Debt [Line Items]
Conversion of Stock, Amount Converted		$ 26,600
Interest on Convertible Debt, Net of Tax		379
[custom:MFNPrincipalBalance-0]
Debt Conversion, Converted Instrument, Amount		$ 26,979
Debt Conversion, Converted Instrument, Shares Issued		2,727,285
Fidelis Capital Conversion One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Call Date, Earliest			Sep. 01, 2020
Certain Loans Acquired in Transfer Accounted for as Held-to-Maturity Debt Securities, Acquired During Period, at Acquisition, at Fair Value											$ 41,000
Conversion of Stock, Amount Converted			$ 25,671
Interest on Convertible Debt, Net of Tax
[custom:MFNPrincipalBalance-0]
Debt Conversion, Converted Instrument, Amount			25,671
Clearance Fees
Certain Loans Acquired in Transfer Accounted for as Available-for-Sale Debt Securities, Outstanding Balance											$ 15,329
Debt Instrument, Convertible, Conversion Price											$ 0.01218
Debt Conversion, Converted Instrument, Shares Issued			2,107,648
Fidelis Capital Conversion Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Call Date, Earliest			Sep. 09, 2020
Certain Loans Acquired in Transfer Accounted for as Held-to-Maturity Debt Securities, Acquired During Period, at Acquisition, at Fair Value									$ 15,329
Conversion of Stock, Amount Converted			$ 15,329
Interest on Convertible Debt, Net of Tax			2,605
[custom:MFNPrincipalBalance-0]
Debt Conversion, Converted Instrument, Amount			17,934
Clearance Fees
Certain Loans Acquired in Transfer Accounted for as Available-for-Sale Debt Securities, Outstanding Balance
Debt Instrument, Convertible, Conversion Price									$ 0.01020
Debt Conversion, Converted Instrument, Shares Issued			1,758,257
Fidelis Capital Conversion Total [Member]
Short-Term Debt [Line Items]
Conversion of Stock, Amount Converted			$ 41,000
Interest on Convertible Debt, Net of Tax			2,605
Debt Conversion, Converted Instrument, Amount			43,605
Clearance Fees
Debt Conversion, Converted Instrument, Shares Issued			3,865,905
Armada Conversion One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Call Date, Earliest		Sep. 25, 2020
Certain Loans Acquired in Transfer Accounted for as Held-to-Maturity Debt Securities, Acquired During Period, at Acquisition, at Fair Value							$ 25,500
Conversion of Stock, Amount Converted			$ 13,000
Interest on Convertible Debt, Net of Tax			213
[custom:MFNPrincipalBalance-0]
Debt Conversion, Converted Instrument, Amount			13,213
Clearance Fees			$ 500
Debt Instrument, Convertible, Conversion Price							$ 0.01020
Debt Conversion, Converted Instrument, Shares Issued			1,344,363
Debt Instrument, Face Amount							$ 12,500
Armada Conversion Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Call Date, Earliest			Oct. 06, 2020
Certain Loans Acquired in Transfer Accounted for as Held-to-Maturity Debt Securities, Acquired During Period, at Acquisition, at Fair Value					$ 12,500
Conversion of Stock, Amount Converted			$ 12,500
Interest on Convertible Debt, Net of Tax			38
[custom:MFNPrincipalBalance-0]
Debt Conversion, Converted Instrument, Amount			12,538
Clearance Fees			$ 500
Debt Instrument, Convertible, Conversion Price					$ 0.00960
Debt Conversion, Converted Instrument, Shares Issued			1,358,145
Debt Instrument, Face Amount
Armada Conversion Total [Member]
Short-Term Debt [Line Items]
Conversion of Stock, Amount Converted			$ 25,500
Interest on Convertible Debt, Net of Tax			251
[custom:MFNPrincipalBalance-0]
Debt Conversion, Converted Instrument, Amount			25,751
Clearance Fees			$ 1,000
Debt Conversion, Converted Instrument, Shares Issued			2,702,508
Crown Bridge Tranche I One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Call Date, Earliest			Sep. 08, 2020
Certain Loans Acquired in Transfer Accounted for as Held-to-Maturity Debt Securities, Acquired During Period, at Acquisition, at Fair Value										$ 20,867
Conversion of Stock, Amount Converted			$ 6,400
Interest on Convertible Debt, Net of Tax
[custom:MFNPrincipalBalance-0]
Debt Conversion, Converted Instrument, Amount			6,400
Clearance Fees			$ 1,250
Certain Loans Acquired in Transfer Accounted for as Available-for-Sale Debt Securities, Outstanding Balance										$ 14,467
Debt Instrument, Convertible, Conversion Price										$ 0.00765
Debt Conversion, Converted Instrument, Shares Issued			1,000,000
Crown Bridge Tranche I Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Call Date, Earliest			Sep. 22, 2020
Certain Loans Acquired in Transfer Accounted for as Held-to-Maturity Debt Securities, Acquired During Period, at Acquisition, at Fair Value								$ 14,467
Conversion of Stock, Amount Converted			$ 5,635
Interest on Convertible Debt, Net of Tax
[custom:MFNPrincipalBalance-0]
Debt Conversion, Converted Instrument, Amount			5,635
Clearance Fees			$ 1,250
Certain Loans Acquired in Transfer Accounted for as Available-for-Sale Debt Securities, Outstanding Balance								$ 8,832
Debt Instrument, Convertible, Conversion Price								$ 0.00765
Debt Conversion, Converted Instrument, Shares Issued			900,000
Crown Bridge Tranche I Three [Member]
Short-Term Debt [Line Items]
Debt Instrument, Call Date, Earliest			Oct. 01, 2020
Certain Loans Acquired in Transfer Accounted for as Held-to-Maturity Debt Securities, Acquired During Period, at Acquisition, at Fair Value						$ 8,832
Conversion of Stock, Amount Converted			$ 7,750
Interest on Convertible Debt, Net of Tax
[custom:MFNPrincipalBalance-0]
Debt Conversion, Converted Instrument, Amount			7,750
Clearance Fees			$ 1,250
Certain Loans Acquired in Transfer Accounted for as Available-for-Sale Debt Securities, Outstanding Balance						$ 1,082
Debt Instrument, Convertible, Conversion Price						$ 0.00720
Debt Conversion, Converted Instrument, Shares Issued			1,250,000
Crown Bridge Tranche I Total [Member]
Short-Term Debt [Line Items]
Conversion of Stock, Amount Converted			$ 19,785
[custom:MFNPrincipalBalance-0]
Debt Conversion, Converted Instrument, Amount			19,785
Clearance Fees			$ 3,750
Debt Conversion, Converted Instrument, Shares Issued			3,150,000